(20) PRIVATE PENSION PLAN (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes In Net Defined Benefit Liability (Asset)
Gross current service cost		R$ (12,728)	R$ (8,993)	R$ (8,243)	R$ (6,356)
Interest on actuarial obligations		663,349	667,877	627,590	703,927
Actuarial loss: effect of changes in demographic assumptions			(3,143)	345	17,383
Actuarial loss: effect of changes in financial assumptions			1,577,170	650,786	(2,843)
Present Value Of Actuarial Obligations [Member]
Changes In Net Defined Benefit Liability (Asset)
Present value of actuarial obligations, beginning balance			7,596,079	6,863,541	6,668,050
Gross current service cost			8,995	8,243	6,356
Interest on actuarial obligations			667,877	627,590	703,927
Participants' contributions transferred during the year			3,642	3,339	3,373
Actuarial loss: effect of changes in demographic assumptions			(3,142)	345	17,383
Actuarial loss: effect of changes in financial assumptions			1,577,170	650,786	(2,843)
Benefits paid during the year			(615,543)	(557,765)	(532,705)
Present value of actuarial obligations, ending balance			9,235,076	7,596,079	6,863,541
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Changes In Net Defined Benefit Liability (Asset)
Gross current service cost		(1,533)	(925)	(835)	(707)
Interest on actuarial obligations		441,784	449,173	421,083	476,613
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Present Value Of Actuarial Obligations [Member]
Changes In Net Defined Benefit Liability (Asset)
Present value of actuarial obligations, beginning balance			5,123,238	4,615,061	4,524,008
Gross current service cost			925	835	707
Interest on actuarial obligations			449,173	421,083	476,613
Participants' contributions transferred during the year				24	37
Actuarial loss: effect of changes in demographic assumptions			(2,900)		225
Actuarial loss: effect of changes in financial assumptions			1,037,048	485,142	(6,993)
Benefits paid during the year			(443,449)	(398,907)	(379,536)
Present value of actuarial obligations, ending balance			6,164,035	5,123,238	4,615,061
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Changes In Net Defined Benefit Liability (Asset)
Gross current service cost		(9,135)	(5,449)	(4,365)	(3,153)
Interest on actuarial obligations		128,027	125,059	114,628	127,561
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Present Value Of Actuarial Obligations [Member]
Changes In Net Defined Benefit Liability (Asset)
Present value of actuarial obligations, beginning balance			1,416,391	1,247,462	1,202,596
Gross current service cost			5,449	4,365	3,153
Interest on actuarial obligations			125,059	114,628	127,561
Participants' contributions transferred during the year			1,886	2,078	2,044
Actuarial loss: effect of changes in demographic assumptions			(77)		328
Actuarial loss: effect of changes in financial assumptions			321,011	135,540	(3,586)
Benefits paid during the year			(96,628)	(87,682)	(84,634)
Present value of actuarial obligations, ending balance			1,773,089	1,416,391	1,247,462
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Changes In Net Defined Benefit Liability (Asset)
Gross current service cost		(124)	(84)	(78)	(73)
Interest on actuarial obligations		R$ 10,914	10,507	10,109	11,431
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Present Value Of Actuarial Obligations [Member]
Changes In Net Defined Benefit Liability (Asset)
Present value of actuarial obligations, beginning balance			119,964	110,801	108,486
Gross current service cost			84	78	73
Interest on actuarial obligations			10,507	10,109	11,431
Participants' contributions transferred during the year
Actuarial loss: effect of changes in demographic assumptions			(165)		14
Actuarial loss: effect of changes in financial assumptions			31,516	8,409	(372)
Benefits paid during the year			(9,652)	(9,433)	(8,831)
Present value of actuarial obligations, ending balance			152,254	119,964	110,801
Rio Grande Energia S.A. [Member] | Present Value Of Actuarial Obligations [Member]
Changes In Net Defined Benefit Liability (Asset)
Present value of actuarial obligations, beginning balance	[1]		382,993	365,924	352,879
Gross current service cost			185	175	270
Interest on actuarial obligations	[1]		34,342	33,552	37,395
Participants' contributions transferred during the year			620	395	302
Actuarial loss: effect of changes in demographic assumptions					326
Actuarial loss: effect of changes in financial assumptions			73,759	8,921	(45)
Benefits paid during the year	[1]		(27,564)	(25,974)	(25,203)
Present value of actuarial obligations, ending balance	[1]		464,335	382,993	365,924
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Present Value Of Actuarial Obligations [Member]
Changes In Net Defined Benefit Liability (Asset)
Present value of actuarial obligations, beginning balance			553,493	524,293	480,081
Gross current service cost			2,352	2,790	2,153
Interest on actuarial obligations			48,796	48,218	50,927
Participants' contributions transferred during the year			1,136	842	990
Actuarial loss: effect of changes in demographic assumptions				345	16,490
Actuarial loss: effect of changes in financial assumptions			113,836	12,774	8,153
Benefits paid during the year			(38,250)	(35,769)	(34,501)
Present value of actuarial obligations, ending balance			R$ 681,363	R$ 553,493	R$ 524,293

[1]	Plan 1 was recorded at the dissolved RGE until the merger of the distribution companies.